Schedule of Investments
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.62%
Advertising–0.97%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(a)	$57,000	$50,324
Lamar Media Corp., 3.63%, 01/15/2031	57,000	47,656
		97,980
Aerospace & Defense–1.27%
TransDigm, Inc.,
6.25%, 03/15/2026(a)	80,000	79,524
6.75%, 08/15/2028(a)	48,000	48,116
		127,640
Aluminum–0.99%
Novelis Corp., 3.25%, 11/15/2026(a)	110,000	99,461
Apparel Retail–0.76%
Gap, Inc. (The), 3.63%, 10/01/2029(a)	108,000	76,134
Application Software–0.49%
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	52,000	49,683
Asset Management & Custody Banks–0.20%
Bank of New York Mellon Corp. (The), Series I, 3.75%(b)(c)	25,000	20,328
Automobile Manufacturers–1.98%
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	172,000	145,387
Ford Motor Co., 3.25%, 02/12/2032	71,000	54,015
		199,402
Automotive Parts & Equipment–1.48%
Clarios Global L.P., 6.75%, 05/15/2025(a)	100,000	100,333
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	55,000	48,677
		149,010
Automotive Retail–3.36%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	140,000	122,740
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	109,000	91,030
Lithia Motors, Inc.,
4.63%, 12/15/2027(a)	31,000	28,744
3.88%, 06/01/2029(a)	54,000	46,595
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	59,000	48,886
		337,995
Cable & Satellite–4.10%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(a)	114,000	111,773
5.13%, 05/01/2027(a)	91,000	84,417
4.75%, 03/01/2030(a)	29,000	24,492
CSC Holdings LLC, 4.50%, 11/15/2031(a)	205,000	142,718
	Principal Amount	Value
Cable & Satellite–(continued)
DISH Network Corp., 11.75%, 11/15/2027(a)	$52,000	$49,828
		413,228
Casinos & Gaming–4.71%
CCM Merger, Inc., 6.38%, 05/01/2026(a)	75,000	72,580
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	107,000	94,998
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(a)	200,000	160,629
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(a)	200,000	145,785
		473,992
Commodity Chemicals–1.45%
Mativ Holdings, Inc., 6.88%, 10/01/2026(a)	166,000	145,883
Construction & Engineering–1.38%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	150,000	138,966
Consumer Finance–1.80%
FirstCash, Inc.,
4.63%, 09/01/2028(a)	33,000	29,413
5.63%, 01/01/2030(a)	75,000	68,199
OneMain Finance Corp., 6.13%, 03/15/2024	85,000	83,137
		180,749
Diversified Banks–0.61%
Citigroup, Inc.,
3.88%(b)(c)	12,000	10,021
7.38%(b)(c)	11,000	10,945
JPMorgan Chase & Co., Series FF, 5.00%(b)(c)	21,000	20,108
PNC Financial Services Group, Inc. (The), Series W, 6.25%(b)(c)	22,000	20,020
		61,094
Diversified Financial Services–1.46%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	56,000	47,819
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(a)	56,000	49,417
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	56,000	49,289
		146,525
Diversified Metals & Mining–0.98%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(a)	22,000	20,187
6.13%, 04/01/2029(a)	87,000	78,247
		98,434

See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
Diversified Support Services–1.24%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(a)	$97,000	$98,275
7.75%, 03/15/2031(a)	25,000	26,088
		124,363
Electric Utilities–2.42%
NRG Energy, Inc., 4.45%, 06/15/2029(a)	50,000	44,730
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)	50,000	50,935
Vistra Operations Co. LLC,
5.13%, 05/13/2025(a)	51,000	49,841
4.38%, 05/01/2029(a)	113,000	98,594
		244,100
Electrical Components & Equipment–0.72%
EnerSys, 4.38%, 12/15/2027(a)	54,000	50,288
Sensata Technologies B.V., 5.00%, 10/01/2025(a)	23,000	22,635
		72,923
Electronic Components–1.00%
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	118,000	100,191
Electronic Manufacturing Services–0.50%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(a)	51,000	50,656
Gold–0.49%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(a)	53,000	49,774
Health Care Facilities–2.00%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	51,661
Tenet Healthcare Corp., 4.88%, 01/01/2026	155,000	150,074
		201,735
Health Care REITs–1.76%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	56,000	48,224
Diversified Healthcare Trust, 4.38%, 03/01/2031	44,000	31,539
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	144,000	97,378
		177,141
Health Care Services–1.72%
Community Health Systems, Inc., 4.75%, 02/15/2031(a)	100,000	71,987
DaVita, Inc., 3.75%, 02/15/2031(a)	64,000	50,867
Select Medical Corp., 6.25%, 08/15/2026(a)	52,000	50,626
		173,480
Health Care Supplies–0.75%
Medline Borrower L.P., 3.88%, 04/01/2029(a)	87,000	75,128
	Principal Amount	Value
Hotel & Resort REITs–1.94%
Service Properties Trust,
7.50%, 09/15/2025	$30,000	$29,446
5.50%, 12/15/2027	191,000	166,241
		195,687
Hotels, Resorts & Cruise Lines–2.02%
Carnival Corp., 4.00%, 08/01/2028(a)	56,000	48,893
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(a)	31,000	30,609
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	19,000	18,466
IRB Holding Corp., 7.00%, 06/15/2025(a)	56,000	56,199
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(a)	54,000	49,540
		203,707
Household Products–0.48%
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	59,000	48,651
Independent Power Producers & Energy Traders–0.98%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	53,000	49,404
TransAlta Corp. (Canada), 7.75%, 11/15/2029	47,000	48,943
		98,347
Industrial Conglomerates–0.55%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	72,000	55,180
Industrial Machinery & Supplies & Components–1.60%
EnPro Industries, Inc., 5.75%, 10/15/2026	114,000	111,702
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	56,000	49,630
		161,332
Integrated Oil & Gas–0.33%
Occidental Petroleum Corp., 6.13%, 01/01/2031	33,000	33,570
Integrated Telecommunication Services–6.51%
Altice France S.A. (France), 8.13%, 02/01/2027(a)	200,000	172,560
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(a)	200,000	188,492
Level 3 Financing, Inc.,
3.40%, 03/01/2027(a)	30,000	23,785
3.75%, 07/15/2029(a)	84,000	45,581
10.50%, 05/15/2030(a)	31,000	29,488
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(a)	200,000	195,032
		654,938
Interactive Media & Services–1.04%
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	115,000	105,113
Investment Banking & Brokerage–0.50%
Charles Schwab Corp. (The), Series G, 5.38%(b)(c)	52,000	50,246
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount	Value
IT Consulting & Other Services–0.50%
Gartner, Inc., 3.75%, 10/01/2030(a)	$57,000	$50,069
Leisure Facilities–3.50%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(a)	141,000	152,756
NCL Corp. Ltd., 5.88%, 02/15/2027(a)	104,000	99,147
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(a)	86,000	75,138
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	28,000	25,240
		352,281
Life Sciences Tools & Services–0.14%
Syneos Health, Inc., 3.63%, 01/15/2029(a)	15,000	14,526
Mortgage REITs–0.47%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(a)	60,000	46,962
Movies & Entertainment–0.76%
Cinemark USA, Inc.,
5.88%, 03/15/2026(a)	36,000	34,257
5.25%, 07/15/2028(a)	48,000	42,078
		76,335
Oil & Gas Drilling–4.23%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	114,000	103,872
Noble Finance II LLC, 8.00%, 04/15/2030(a)	51,000	51,730
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(a)	171,000	147,261
Transocean, Inc., 8.75%, 02/15/2030(a)	47,000	47,030
Valaris Ltd., 8.38%, 04/30/2030(a)	76,000	75,548
		425,441
Oil & Gas Equipment & Services–0.49%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(a)	51,000	49,671
Oil & Gas Exploration & Production–6.72%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	209,000	202,506
Apache Corp., 4.25%, 01/15/2030	112,000	100,697
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(a)	51,000	49,906
Callon Petroleum Co., 8.00%, 08/01/2028(a)	49,000	47,973
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(a)	14,000	12,636
6.00%, 02/01/2031(a)	65,000	58,096
SM Energy Co., 6.63%, 01/15/2027	51,000	49,091
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(a)	63,000	53,143
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(a)	51,000	51,702
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	51,000	51,313
		677,063
	Principal Amount	Value
Oil & Gas Refining & Marketing–0.51%
Parkland Corp. (Canada), 4.50%, 10/01/2029(a)	$59,000	$51,088
Oil & Gas Storage & Transportation–2.58%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	86,000	86,552
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	104,000	100,078
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	27,000	24,410
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(a)(d)	51,000	48,651
		259,691
Passenger Airlines–1.01%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	103,000	101,178
Pharmaceuticals–0.83%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(a)	124,000	74,896
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(a)	11,000	8,880
		83,776
Research & Consulting Services–0.74%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	85,000	74,166
Restaurants–1.73%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(a)	86,000	76,288
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	58,000	48,642
Yum! Brands, Inc., 5.38%, 04/01/2032	52,000	49,318
		174,248
Retail REITs–0.89%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	100,000	90,095
Specialized Consumer Services–0.96%
Carriage Services, Inc., 4.25%, 05/15/2029(a)	119,000	96,833
Steel–0.93%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	114,000	93,982
Systems Software–2.68%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(a)	84,000	75,495
Camelot Finance S.A., 4.50%, 11/01/2026(a)	154,000	144,706
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	57,000	49,736
		269,937
Telecom Tower REITs–1.01%
SBA Communications Corp.,
3.88%, 02/15/2027	55,000	50,744
3.13%, 02/01/2029	60,000	50,599
		101,343
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Trading Companies & Distributors–1.95%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(a)		$48,000	$46,689
5.50%, 05/01/2028(a)		166,000	149,211
			195,900
Wireless Telecommunication Services–0.45%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(b)		57,000	45,402
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,070,389)			9,022,753
Non-U.S. Dollar Denominated Bonds & Notes–6.53%(e)
Airport Services–1.13%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(a)	GBP	100,000	114,329
Automobile Manufacturers–1.43%
Ford Motor Credit Co. LLC, 4.87%, 08/03/2027	EUR	138,000	143,915
Casinos & Gaming–0.99%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(a)	EUR	100,000	100,108
Passenger Airlines–1.92%
Deutsche Lufthansa AG (Germany), 3.75%, 02/11/2028(a)	EUR	100,000	100,447
International Consolidated Airlines Group S.A. (United Kingdom), 3.75%, 03/25/2029(a)	EUR	100,000	92,556
			193,003
	Principal Amount		Value
Wireless Telecommunication Services–1.06%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(a)	EUR	125,000	$106,428
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $673,838)			657,783
	Shares
Preferred Stocks–0.10%
Diversified Banks–0.10%
Bank of America Corp., 6.50%, Series Z, Pfd. (Cost $9,737)(b)		10,000	10,025
Money Market Funds–3.62%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(f)(g)		127,369	127,369
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(f)(g)		91,170	91,179
Invesco Treasury Portfolio, Institutional Class, 5.04%(f)(g)		145,564	145,564
Total Money Market Funds (Cost $364,132)			364,112
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $10,118,096)			10,054,673
OTHER ASSETS LESS LIABILITIES—0.13%			13,587
NET ASSETS–100.00%			$10,068,260
Investment Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $7,905,870, which represented 78.52% of the Fund’s Net Assets.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,253,339	$(4,125,970)	$-	$-	$127,369	$2,482
Invesco Liquid Assets Portfolio, Institutional Class	-	3,038,099	(2,947,122)	(20)	222	91,179	1,187
Invesco Treasury Portfolio, Institutional Class	-	4,860,959	(4,715,395)	-	-	145,564	1,844
Total	$-	$12,152,397	$(11,788,487)	$(20)	$222	$364,112	$5,513

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2023	Toronto Dominion Bank (The)	EUR	480,000	USD	516,940	$1,675
Currency Risk
08/17/2023	Goldman Sachs International	GBP	75,000	USD	93,135	(287)
Total Forward Foreign Currency Contracts						$1,388

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,022,753	$—	$9,022,753
Non-U.S. Dollar Denominated Bonds & Notes	—	657,783	—	657,783
Preferred Stocks	—	10,025	—	10,025
Money Market Funds	364,112	—	—	364,112
Total Investments in Securities	364,112	9,690,561	—	10,054,673
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,675	—	1,675
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(287)	—	(287)
Total Other Investments	—	1,388	—	1,388
Total Investments	$364,112	$9,691,949	$—	$10,056,061

*	Unrealized appreciation (depreciation).
Invesco SMA High Yield Bond Fund